Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Categories of financial liabilities [abstract]
Lease debts	$ 64,864	$ 46,540
Other	6,640	0
Total non-current financial liabilities	71,504	46,540
Lease debts	3,777	1,067
Total current financial liabilities	3,777	1,067
Trade payables	32,674	29,264
Other current liabilities	14,499	8,497
Total Financial liabilities	$ 122,454	$ 85,368